Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 08, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding beginning balance	2,689,935	0
Number of options, Granted		3,052,355
Number of options, Exercised	(693,330)	(308,443)
Number of options, Cancelled or forfeited		(53,977)
Number of options, Outstanding ending balance		2,689,935
Number of options, Exercisable		1,637,156
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-average exercise price, Outstanding beginning balance	$ 0.59	$ 0
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		0.59
Weighted-average exercise price, Exercised		0.59
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		0.59
Weighted-average exercise price, Outstanding ending balance		0.59
Weighted-average exercise price, Exercisable		$ 0.59
Share Based Compensation Arrangement By Share Based Payment Award Options Weighted Average Remaining Contractual Term [Abstract]
Weighted-average remaining contractual term (years), Outstanding		9 years 6 months
Weighted-average remaining contractual term (years), Exercisable		9 years 4 months 24 days
Share Based Compensation Arrangement By Share Based Payment Award Options Aggregate Intrinsic Value [Abstract]
Aggregate intrinsic value, Outstanding beginning balance	$ 767	$ 0
Aggregate intrinsic value, Exercised		88,000
Aggregate intrinsic value, Outstanding ending balance		767
Aggregate intrinsic value, Exercisable		$ 467,000